                                                                                                                        January 29, 2013

Securities and Exchange Commission

Office of Filings and Information Services

Judiciary Plaza

100 F Street, N.E.

Washington, D.C.  20549

Re:       Dreyfus New York AMT-Free Municipal Bond Fund

            File No. 811-4765

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2012.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

Very truly yours,

                                                                                                            /s/ Benedetto E. Frosina

                                                                                                            Benedetto E. Frosina

                                                                                                            Paralegal

DLN\

Enclosures